Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash on hand		S/ 273	S/ 177
Cash at banks	[1]	225,629	22,510
Short-term deposits	[2]	47,500	286,225
Cash and cash equivalents		S/ 273,402	S/ 308,912	S/ 68,266	S/ 49,067

[1]	Cash at banks is denominated in local and foreign currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.
[2]	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.